UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703)837-0150

Signature, Place, and Date of Signing:

 May 15, 2001		       John W. Fisher			Alexandria, Virginia
	[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	  149

Form 13F Information Table Value Total:	$317,702,888.00

List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




                                                                   	   Market               Voting
Security                      Type     Quantity        Cusip               Value       Quantity Descretion

BRITISH PETRO AMOCO           adr          1887        110889409         93,633.00       1887    sole
ADOBE SYSTEMS                 com           320        00724F101         11,190.00        320    sole
AGILENT TECHNOLOGIES          com           168        00846U101          5,163.00        168    sole
ALLSTATE                      com         27337        020002101      1,146,514.00      27337    sole
ALUMINUM CO OF AMERICA        com           584        022249106         20,995.00        584    sole
AMERICA MOVIL SA DE CV        com           400         02364W10          5,860.00        400    sole
AMERICAN EXPRESS              com          1954        025816109         80,700.00       1954    sole
AMERICAN GENERAL CORP         com           410        026351106         15,683.00        410    sole
AMERICAN HOME PRODUCTS        com           725        026609107         42,594.00        725    sole
AMERICAN INTERNATIONAL GP     com          7155        026874107        575,977.00       7155    sole
AMERICAN ONLINE INC           com           501        00184a105         20,115.00        501    sole
AMERICAN TOWER SYSTEMS        com           100        029912201          1,850.00        100    sole
ANADARKO PETE                 com           328        032511107         20,592.00        328    sole
ANHEUSER BUSCH CO INC         com           800        035229103         36,744.00        800    sole
ASSOCIATES FIRST CAPITAL CORP com           822        007982108            173.00        822    sole
ASTRA AB CLASS A ESCROW       com           563        046298972        NOT PRICED        563    sole
AT&T                          com        925661        001957109     19,716,579.00     925661    sole
AUTO DATA PROC                com           140        053015103          7,613.00        140    sole
AVAYA                         com          1359        053499109         17,667.00       1359    sole
AVON PRODUCTS INC.            com           120        054303102          4,799.00        120    sole
Annuity And Life Resources Holcom           150        G03910109          4,463.00        150    sole
BANK OF AMERICA CORPORATION   com           467        060505104         25,568.00        467    sole
BANK OF NEW YORK              com           402        064057102         19,794.00        402    sole
BAXTER INTERNATIONAL          com           123        071813109         11,579.00        123    sole
BB&T CORPORATION              com           270        054937107          9,496.00        270    sole
BEAR STEARNS COMPANIES INC    com           180        073902108          8,233.00        180    sole
BELL SOUTH                    com         10349        079860102        423,481.00      10349    sole
BERKSHIRE HATHAWAY CLASS B    com             4        084670207          8,704.00          4    sole
BOEING COMPANY                com          1455        097023105         81,058.00       1455    sole
BRISTOL MEYERS                com          6013        110122108        357,172.00       6013    sole
BURLINGTON NO SANTA FE CP     com           404        12189T104         12,274.00        404    sole
BURLINGTON RESOURCES INC      com           502        122014103         22,465.00        502    sole
Bank One Corporation          com          5899        06423A103        213,426.00       5899    sole
CATERPILLAR                   com        702252        149123101     31,165,945.00     702252    sole
CHEVRON                       com         81205        166751107      7,129,833.00      81205    sole
CIGNA CORP                    com           312        125509109         33,496.00        312    sole
CISCO SYSTEMS INC             com          3444        17275R102         54,458.00       3444    sole
CITIGROUP                     com        433319        172967101     19,490,692.00     433319    sole
COCA COLA                     com         18580        191216100        839,073.00      18580    sole
COMDISCO INC                  com           400        200336105          3,200.00        400    sole
COMPUTER ASSOC INTL INC       com            95        204912109          2,584.00         95    sole
CONOCO, INC. CLASS B          com           819        208251405         23,145.00        819    sole
CONSECO STRATEGIC INCOME FUND com          1500        20847A10          13,920.00       1500    sole
COUNTRYWIDE CREDIT            com            80        222372104          3,948.00         80    sole
CRESCENT REAL EST EQUITIES CO com            90        225756105          2,043.00         90    sole
DAIMLER CHRYSLER              com           259        D1668R123         11,546.00        259    sole
DEERE & CO.                   com           169        244199105          6,141.00        169    sole
DELPHI                        com        103814        247126105      1,471,044.00     103814    sole
DELTA AIRLINES                com           246        247361108          9,717.00        246    sole
DIAMONDS TR UNIT SER 1        com          1080        252787106        107,071.00       1080    sole
DORAL FINANCIAL CORPOR        com           400        25811P100         12,000.00        400    sole
DUKE ENERGY                   com           866        264399106         37,013.00        866    sole
DUPONT                        com        613072        263534109     24,952,049.00     613072    sole
ECLIPSYS CORPORATION          com           105        278856109          2,048.00        105    sole
EL PASO ENERGY CO             com           238        283905107         15,541.00        238    sole
ELECTRONIC DATA SYSTEM        com           150        285661104          8,379.00        150    sole
EMERSON ELECTRIC CO           com            90        291011104          5,580.00         90    sole
EXXON MOBIL                   com        336431        30231G102     27,250,885.00     336431    sole
Energizer Hldgs               com           305        29266R108          7,625.00        305    sole
FANNIE MAE                    com          7223        313586109        574,951.00       7223    sole
FEDERAL HOME LOAN MORTGAGE CORcom           785        313400301         50,892.00        785    sole
FEDERATED DEPARTMENT STORES   com            76        31410H101          3,158.00         76    sole
FIRST UN CORP                 com           211        337358105          6,963.00        211    sole
FLEET BOSTON CORP.            com           813        339030108         30,691.00        813    sole
FORD MOTOR CO.                com          9286        345370860        261,122.00       9286    sole
GENERAL ELECTRIC              com        204931        369604103      8,578,412.00     204931    sole
GENERAL MOTORS                com        374486        370442105     19,417,119.00     374486    sole
GENERAL MOTORS CLASS H        com        361668        370442832      7,052,526.00     361668    sole
GILLETTE CO                   com           200        375766102          6,234.00        200    sole
GLAXOSMITHKLINE PLC SPONSORED com           625        37733W105         32,688.00        625    sole
GUIDANT CORP                  com           120        401698105          5,399.00        120    sole
HALLIBURTON                   com           613        406216101         22,528.00        613    sole
HANSON PLC                    com            24        411352404            691.00         24    sole
HEINZ H J CO                  com           150        423074103          6,030.00        150    sole
HEWLETT PACKARD CO            com          1656        428236103         51,783.00       1656    sole
HOUGHTON MIFFLLIN CO          com           200        441560109          9,202.00        200    sole
Home Depot Inc                com          1679        437076102         72,365.00       1679    sole
IBM                           com        156705        459200101     15,071,887.00     156705    sole
ICN PHARMACEUTICALS INC NEW   com           130        448924100          3,306.00        130    sole
IMPERIAL OIL LTD. NEW CANADA  com          2400         45303840         58,608.00       2400    sole
IMPERIAL TOBACCO              com            50        453142101          1,008.00         50    sole
INGERSOLL RAND                com           151        456866102          5,996.00        151    sole
INTEL CORP                    com         32476        458140100        854,525.00      32476    sole
INTERNATIONAL PAPER           com           170        460146103          6,134.00        170    sole
JOHNSON & JOHNSON             com          1553        478160104        135,841.00       1553    sole
JP MORGAN                     com        497477        46625H100     22,336,739.00     497477    sole
KANSAS CITY SOUTHER           com            37        485170104            525.00         37    sole
KINARK                        com          7000        494474109          5,320.00       7000    sole
LUCENT TECHNOLOGIES           com          1020        549463107         10,169.00       1020    sole
MANAGED HIGH INCOME           com            11        56166C105            100.00         11    sole
MAY DEPARTMENT STORES         com            90        577778103          3,193.00         90    sole
MCDONALDS CORPORATION         com           450        580135101         11,948.00        450    sole
MERCK                         com         18952        589331107      1,438,457.00      18952    sole
MERRILL LYNCH & CO INC        com          1004        590188108         55,622.00       1004    sole
MICROSOFT CORP                com           600        594918104         32,813.00        600    sole
MINNESOTA MINING & MFG CO     com        348067        604059105     36,164,161.00     348067    sole
MORGAN STANLEY DEAN WITTER    com            70        617446448          3,745.00         70    sole
NEW HORIZONS WORLDWIDE        com           125        645526104          1,844.00        125    sole
NUVEEN DIVID ADVANTAGE MUNICIPcom          1370        7066V101          20,071.00       1370    sole
NUVEEN TEX QUALITY INCOME MUNIcom          1000        670983105         14,500.00       1000    sole
National Data Corp            com           100        635621105          2,335.00        100    sole
PEPSICO INCORPORATED          com           600        713448108         26,370.00        600    sole
PFIZER, INC.                  com         29488        717081103      1,207,513.00      29488    sole
PHARMACIA CORP COM            com           400        71713U102         20,148.00        400    sole
PHILIP MORRIS                 com        405690        718154107     19,249,996.00     405690    sole
PHILLIPS PETROLEUM            com           200        718507106         11,010.00        200    sole
PRAZAIR INC                   com            72        74005P104          3,215.00         72    sole
PROCTER & GAMBLE              com        332606        742718109     20,821,136.00     332606    sole
QWEST COMMUNICATIONS INTL     com           523        749121109         18,331.00        523    sole
RAYTHEON                      com            34        755111309            993.00         34    sole
RAYTHEON COMPANY CLASS B      com          1000        755111408         29,380.00       1000    sole
REDHOOK ALE                   com           400        757473103            663.00        400    sole
ROYAL DUTCH                   com           459        780257804         25,447.00        459    sole
SBC COMMUNICATIONS, INC.      com        426250        78387G103     19,023,538.00     426250    sole
SCHERING PLOUGH               com          2290        806605101         83,654.00       2290    sole
SCHLUMBERGER LTD              com            36        806857108          2,074.00         36    sole
SEARS                         com           325        812387108         11,463.00        325    sole
SIERRA PAC. RES. CORP NEW     com           189        826482810          2,797.00        189    sole
SPRINT                        com           100        852061100          2,199.00        100    sole
SPYDER                        com          1276        78462F103        148,896.00       1276    sole
STAR TEK                      com           200        85569C107          2,832.00        200    sole
STARBUCKS                     com          1600        855244109         67,900.00       1600    sole
STILLWELL FINANCIAL           com           150        860831106          4,023.00        150    sole
Sealed Air pfd Cl A           com           464        81211k209         17,075.00        464    sole
TELMEX                        com           400        879403780         12,616.00        400    sole
TEXACO                        com        132096        881694103      8,771,174.00     132096    sole
TEXAS INSTRUMENTS             com           712        882508104         22,058.00        712    sole
THERAGENICS CORP              com          2000        883375107         12,780.00       2000    sole
TORCHMARK                     com           200        891027104          5,030.00        200    sole
TRANSOCEAN OFFSHORE INC       com            98        g90078109          4,248.00         98    sole
TYCO INTERNAIONAL LIMITED NEW com         10692        902124106        462,215.00      10692    sole
UNITED PARCEL SERVICE CL B    com           250        911312106         14,225.00        250    sole
UNITED TECHNOLOGIES CORP.     com          1388        913017109        101,740.00       1388    sole
US BANCORP DEL                com          2697        902973304         62,570.00       2697    sole
US INDUSTRIES                 com             7        912080108             41.00          7    sole
UTD HEALTHCARE CORP           com           110        91324p102          6,519.00        110    sole
VERIZON                       com         15019        92343V104        740,437.00      15019    sole
VISTEON                       com          1043        92839U107         15,687.00       1043    sole
WAL MART STORES INC           com          2895        931142103        146,198.00       2895    sole
WALT DISNEY                   com          4702        254687106        134,477.00       4702    sole
WASHINGTON MUTUAL INC         com            90        939322103          4,928.00         90    sole
WASHINGTON POST COMPANY CL B  com            25        939640108         14,450.00         25    sole
WELLS FARGO & CO NEW          com          1868        949746101         92,410.00       1868    sole
WILEY, JOHN & SONS CL A       com           400        968223206          7,560.00        400    sole
WORLDCOM, INC.                com         13632        98157D106        254,748.00      13632    sole
XEROX CORPORATION             com           495        984121103          2,965.00        495    sole
ZEBRA TECHNOLOGY CORP         com            90        989207105          3,431.00         90    sole
GLOBAL PMTS INC COM           com            80        37940X102          1,480.00         80    sole
NOVELL INC COM                com           660        670006105          3,300.00        660    sole
                                                                    317,702,888.00

